Convertible Redeemable Preferred Shares (Details) - CNY (¥)		6 Months Ended	12 Months Ended
	Aug. 10, 2021	Jun. 30, 2026	Dec. 31, 2025	Dec. 19, 2024	Dec. 31, 2021	Dec. 31, 2020	Aug. 10, 2018	Jul. 13, 2018	Jun. 08, 2018	Sep. 01, 2017	Dec. 29, 2016	Sep. 25, 2016	Oct. 26, 2015
Convertible Redeemable Preferred Shares [Line Items]
Payables amount (in Yuan Renminbi)					¥ 6,500,000	¥ 214,500,000
Percentage of compound interest rate		25.00%
Mezzanine equity
Guangdong Qicheng Youth Venture Capital Partnership [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscription shares				238,095
Shanghai Jinglin Jinghui Equity Investment Center [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscription shares											228,652
Shanghai Jinglin [Member]
Convertible Redeemable Preferred Shares [Line Items]
Additional shares								317,460
Series B-1 and B-2 Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Aggregate shares								2,460,315
Series Pre-A Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Per share amount (in Yuan Renminbi per share)				¥ 42
Cash consideration (in Yuan Renminbi)				¥ 114,333,273
Series Pre-A Convertible Redeemable Preferred Shares [Member] | Dazinuojin Enterprise Management Consulting Co [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscription shares				817,460
Series Pre-A Convertible Redeemable Preferred Shares [Member] | Jiangsu Gaotou Bangsheng Venture Capital Partnership [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscription shares				697,620
Series Pre-A Convertible Redeemable Preferred Shares [Member] | Nanjing Bangsheng Juyuan Venture Capital Partnership [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscription shares				16,666
Series Pre-A Convertible Redeemable Preferred Shares [Member] | Shanghai Guohong Kaiyuan Investment Center [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscription shares				595,238
Series Pre-A Convertible Redeemable Preferred Shares [Member] | Shanghai Chuangye Jieli Taili Venture Capital Center [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscription shares				119,048
Series Pre-A Convertible Redeemable Preferred Shares [Member] | Grand Yangtze Hongtao Capital [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscription shares				238,095
Series Pre-A Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Aggregate shares				2,722,222
Series A Convertible Redeemable Preferred Shares [Member] | Dan Hong (H.K.) Technology Limited [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscription shares													2,957,613
Series A Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Per share amount (in Yuan Renminbi per share)													¥ 63
Cash consideration (in Yuan Renminbi)													¥ 186,300,000
Series B-1 Convertible Redeemable Preferred Shares [Member] | Shanghai Zhongwei Anjian Venture Capital Investment LLP [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscription shares												911,178
Series B-1 Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Per share amount (in Yuan Renminbi per share)												¥ 63
Cash consideration (in Yuan Renminbi)												¥ 50,000,000
Series B-2 Convertible Redeemable Preferred Shares [Member] | Beijing HongShan Enterprise Information Management Consulting Center [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscription shares											571,630
Series B-2 Convertible Redeemable Preferred Shares [Member] | Guangdong Ginkgo Guangbo Venture Capital Partnership [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscription shares											228,652
Series B-2 Convertible Redeemable Preferred Shares [Member] | Shenzhen Sharing Precision Medical Investment Partnership [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscription shares											171,489
Series B-2 Convertible Redeemable Preferred Shares [Member] | Zhuhai Huajin Chuangying No.1 Equity Investment Fund Partnership [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscription shares											114,326
Series B-2 Convertible Redeemable Preferred Shares [Member] | Alps Innovation Limited [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscription shares											457,304
Series B-2 Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Aggregate shares								688,262			1,772,053
Series B-2 Preferred Shares [Member] | Beijing HongShan [Member]
Convertible Redeemable Preferred Shares [Line Items]
Additional shares								222,020
Series B-2 Preferred Shares [Member] | Guangdong Ginkgo [Member]
Convertible Redeemable Preferred Shares [Line Items]
Additional shares								88,808
Series B-2 Preferred Shares [Member] | Shanghai Jinglin [Member]
Convertible Redeemable Preferred Shares [Line Items]
Additional shares								88,808
Series B-2 Preferred Shares [Member] | Shenzhen Sharing [Member]
Convertible Redeemable Preferred Shares [Line Items]
Additional shares								66,606
Series B-2 Preferred Shares [Member] | Zhuhai Huajin [Member]
Convertible Redeemable Preferred Shares [Line Items]
Additional shares								44,404
Series B-2 Preferred Shares [Member] | Alps Innovation [Member]
Convertible Redeemable Preferred Shares [Line Items]
Additional shares								177,616
Cumulative Series B-2 Preferred Shares [Member] | Beijing HongShan [Member]
Convertible Redeemable Preferred Shares [Line Items]
Additional shares								793,650
Cumulative Series B-2 Preferred Shares [Member] | Guangdong Ginkgo [Member]
Convertible Redeemable Preferred Shares [Line Items]
Additional shares								317,460
Cumulative Series B-2 Preferred Shares [Member] | Shenzhen Sharing [Member]
Convertible Redeemable Preferred Shares [Line Items]
Additional shares								238,095
Cumulative Series B-2 Preferred Shares [Member] | Zhuhai Huajin [Member]
Convertible Redeemable Preferred Shares [Line Items]
Additional shares								158,730
Cumulative Series B-2 Preferred Shares [Member] | Alps Innovation [Member]
Convertible Redeemable Preferred Shares [Line Items]
Additional shares								634,920
Series B-1 and B-2 Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Per share amount (in Yuan Renminbi per share)								¥ 63
Cash consideration (in Yuan Renminbi)								¥ 155,000,000
Series B-3 Convertible Redeemable Preferred Shares [Member] | Neijiang Yunrui Investment Partnership (Limited Partnership) [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscription shares										228,786
Per share amount (in Yuan Renminbi per share)										¥ 87.4
Cash consideration (in Yuan Renminbi)										¥ 20,000,000
Series B-4 Convertible Redeemable Preferred Shares [Member] | Beijing Gaotejia Technology Partnership (Limited Partnership) [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscription shares									1,358,995
Series B-4 Convertible Redeemable Preferred Shares [Member] | General Technology Group Investment Management Co. [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscription shares							452,998
Series B-4 Convertible Redeemable Preferred Shares [Member] | Nova Compass Investment Limited [Member]
Convertible Redeemable Preferred Shares [Line Items]
Subscription shares	1,958,119
Series B-4 Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Aggregate shares							1,811,993
Per share amount (in Yuan Renminbi per share)	¥ 112.9						¥ 110.4
Cash consideration (in Yuan Renminbi)	¥ 221,040,859						¥ 200,000,000
Obligation incurred (in Yuan Renminbi)	¥ 221,000,000
Series Pre-A and A Preferred Share [Member]
Convertible Redeemable Preferred Shares [Line Items]
Percentage of issue price		100.00%
Percentage of simple interest		12.00%
Series B-1, B-2, B-3 and B-4 Preferred Share [Member]
Convertible Redeemable Preferred Shares [Line Items]
Percentage of issue price		100.00%
Percentage of simple interest		10.00%
Percentage of compound interest rate		8.00%
Mr. Shi [Member] | Series B-4 Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Ownership percentage	100.00%